Digital Assets - Schedule of Movement for Digital Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
BTC [Member]
Schedule of Movement for Digital Assets [Line Items]
Beginning balance	$ 125,048	$ 43,896
Digital assets received from customers for products and services	116,958	98,832
Revenue generated from Bitcoin self-mining operation	32,357	111,130
Converted (to)/from other digital assets or fiat cash, net	(69,768)	(55,796)
Costs and expenses (paid)/prepaid in digital assets	(70,019)	(116,622)
Unrealized fair value changes	15,015	(4,608)
Realized gain on sale/exchange of Bitcoins	2,426	22,762
Digital assets from borrowings
Digital assets pledged to lender or supplier	(31,331)
Digital assets pledged from customers	43,032
Purchase of mining equipment
Cumulative effect of the adoption of ASU2023-08		6,436
Ending balance	163,718	106,030
USDT [Member]
Schedule of Movement for Digital Assets [Line Items]
Beginning balance	4,817	61
Digital assets received from customers for products and services	57,505	66,582
Revenue generated from Bitcoin self-mining operation
Converted (to)/from other digital assets or fiat cash, net	3,433	(60,842)
Costs and expenses (paid)/prepaid in digital assets	(60,815)	(5,534)
Unrealized fair value changes	66	2
Realized gain on sale/exchange of Bitcoins		220
Digital assets from borrowings	5,000
Digital assets pledged to lender or supplier
Digital assets pledged from customers
Purchase of mining equipment	(2,457)
Cumulative effect of the adoption of ASU2023-08
Ending balance	7,549	489
Others [Member]
Schedule of Movement for Digital Assets [Line Items]
Beginning balance	75	21
Digital assets received from customers for products and services	23	10
Revenue generated from Bitcoin self-mining operation
Converted (to)/from other digital assets or fiat cash, net	2	6
Costs and expenses (paid)/prepaid in digital assets		77
Unrealized fair value changes	(7)	3
Realized gain on sale/exchange of Bitcoins
Digital assets from borrowings
Digital assets pledged to lender or supplier
Digital assets pledged from customers
Purchase of mining equipment
Cumulative effect of the adoption of ASU2023-08
Ending balance	93	117
Digital Assets [Member]
Schedule of Movement for Digital Assets [Line Items]
Beginning balance	129,940	43,978
Digital assets received from customers for products and services	174,486	165,424
Revenue generated from Bitcoin self-mining operation	32,357	111,130
Converted (to)/from other digital assets or fiat cash, net	(66,333)	(116,632)
Costs and expenses (paid)/prepaid in digital assets	(130,834)	(122,079)
Unrealized fair value changes	15,074	(4,603)
Realized gain on sale/exchange of Bitcoins	2,426	22,982
Digital assets from borrowings	5,000
Digital assets pledged to lender or supplier	(31,331)
Digital assets pledged from customers	43,032
Purchase of mining equipment	(2,457)
Cumulative effect of the adoption of ASU2023-08		6,436
Ending balance	$ 171,360	106,636
Revision of Prior Period, Adjustment [Member] | BTC [Member]
Schedule of Movement for Digital Assets [Line Items]
Ending balance		50,332
Revision of Prior Period, Adjustment [Member] | USDT [Member]
Schedule of Movement for Digital Assets [Line Items]
Ending balance		61
Revision of Prior Period, Adjustment [Member] | Others [Member]
Schedule of Movement for Digital Assets [Line Items]
Ending balance		21
Revision of Prior Period, Adjustment [Member] | Digital Assets [Member]
Schedule of Movement for Digital Assets [Line Items]
Ending balance		$ 50,414